Condensed Consolidated Statements of Cash Flows (unaudited) - USD ($)	3 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
OPERATING ACTIVITIES
Net loss	$ (3,164,487)	$ (2,871,883)
Adjustments to reconcile net loss to net cash used in operating activities:
Accretion of discount/amortization of financing costs	229,664	35,851
Accrued debt related costs		560,634
Change in fair value of warrant liability		(93,000)
Depreciation and amortization of intangibles	194,745	106,544
Stock compensation	70,906	46,510
Warrants issued for professional services	11,238
Amortization of deferred commissions	26,262	24,091
Debt/warrant inducement and share price adjustment		7,906
Net income (loss) after adjustments for non-cash operating activities	(2,631,672)	(2,183,347)
Changes in operating assets and liabilities:
Accounts receivable	(242,591)	20,356
Deferred commissions	(40,531)	(26,427)
Prepaid expenses	5,659	23,914
Accounts payable	556,509	67,116
Accrued expenses	17,590	85,311
Accrued interest	(3,705)	259,717
Deferred revenue	(104,613)	54,175
Deferred financing costs		57,652
Net cash used in operating activities	(2,443,354)	(1,641,533)
INVESTING ACTIVITIES
Purchase of fixed assets	(6,329)	(590)
Cash paid for acquisition		(1,125,000)
Net cash used in investing activities	(6,329)	(1,125,590)
FINANCING ACTIVITIES
Proceeds from issuance of notes and warrants	750,000	2,865,000
Repayment of notes	(31,093)	(350,000)
Issuance of shares of convertible preferred stock, net of costs	1,847,670
Repayment of capital lease	(3,424)
Repayment of bank borrowing	(26,649)	(137,383)
Proceeds from bank borrowing		330,020
Net cash provided by financing activities	2,536,504	2,707,637
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	86,821	(59,486)
CASH AND CASH EQUIVALENTS
Beginning of period	112,221	150,555
End of period	199,042	91,069
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION
Cash paid for interest	121,967	1,005
NONCASH FINANCING TRANSACTIONS
Conversion of debt and interest to equity	250,000	$ 986,793
Fixed assets purchases included in accounts payable cancelled	80,156
Capital lease obligations	209,245
Debt issuance costs in exchange for warrants	76,489
Common stock issued for preferred stock dividends	85,980
Conversion of warrant liability to additional paid-in-capital	$ 420,090